PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2013	2014
	US$	US$

Buildings	182,320	183,754
Office equipment	16,329	20,175
Motor vehicles	2,747	3,305
Leasehold improvement	6,454	7,005
Land	37,421	37,421

Total	245,271	251,660
Less: Accumulated depreciation	(23,829)	(34,555)

	221,442	217,105

Depreciation expense amounted to US$6,376 and US$9,701and US$11,624 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group is still in the process of obtaining the property ownership certificates for certain buildings with a net carrying amount of US$12,832. As the transfer of ownership of the buildings has been legally registered with the applicable government authority and the purchase consideration has been fully paid by the Group, the Group has the ability to obtain and control the future economic benefits of the buildings. As a result, these buildings were recognized as assets on the consolidated balance sheets as of December 31, 2013 and 2014.